Report for the Calendar Year or Quarter Ended:	September 30, 2002

Check here if Amendment  [    ];     Amendment Number:
This Amendment  (check only one): 	[    ]  is a restatement
					[    ]  adds new holdings entries

Institutional Investment Manager Filing this Report:
Name:			Professional Advisory Services, Inc.
Address:		2770 Indian River Blvd. - Suite 204
			Vero Beach, FL  32960

13F File Number:  28-3358

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing this report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person signing the report on behalf of Reporting Manager:
Name:	Kenneth M. Ligon
Title:	Secretary/Treasurer
Phone:	772-778-0552
Signature, Place and Date of Signing: ________________________

	Kenneth M. Ligon 	Vero Beach, FL		October 9, 2002

Report type  (check one only):
	[ x  ]	13F Holdings Report
	[    ]	13F Notice Filing
	[    ]	13F Combination Report
List of other managers reporting for this Manager:		NONE

I am signing this report as required by the Securities Exchange Act of 1934.



                       FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:		0

Form 13F Information Table Entry Total:	35

Form 13F Information Table Value Total:	$162,070

List of Other Managers Included:		NONE


ITEM 1:
ITEM 2:
ITEM 3:
ITEM 4:
ITEM 5:
ITEM 6(a):
ITEM 8(a):

NAME OF ISSUER
COM
CUSIP
MKT VAL
SHARES PR
SOLE
SOLE
D
AMERICAN INTERNATIONAL GP
COM
026874107
7330
134005
134005
134005
D
ANHEUSER-BUSCH COS
COM
035229103
6224
122995
122995
122995
D
AUTOMATIC DATA PROCESSING
COM
053015103
5628
161860
161860
161860
D
BANCO SANTANDER CENT HISP
COM
05964H105
4114
794268
794268
794268
D
BARD (CR) INC.
COM
067383109
2114
38700
38700
38700
D
BELLSOUTH CORP
COM
079860102
254
13861
13861
13861
D
BRISTOL MYERS SQUIBB CO.
COM
110122108
260
10925
10925
10925
D
CISCO SYSTEMS
COM
17275R102
2567
244989
244989
244989
D
CITIGROUP, INC.
COM
172967101
7671
258726
258726
258726
D
DISNEY, WALT
COM
254687106
4634
306055
306055
306055
D
DUKE POWER
COM
264399106
4547
232565
232565
232565
D
ELECTRONIC DATA SYSTEMS
COM
285661104
1550
110890
110890
110890
D
EXXON MOBIL CORP
COM
30231G102
8218
257612
257612
257612
D
GENERAL ELECTRIC
COM
369604103
6654
269938
269938
269938
D
GOLDMAN SACHS
COM
38141G104
4603
69710
69710
69710
D
HORMEL
COM
440452100
3682
168285
168285
168285
D
JOHNSON & JOHNSON
COM
478160104
8489
156964
156964
156964
D
MCGRAW HILL CO'S
COM
580645109
5232
85455
85455
85455
D
MEDTRONIC INC
COM
585055106
6799
161412
161412
161412
D
MERCK & CO.
COM
589331107
6184
135298
135298
135298
D
MICROSOFT
COM
594918104
6679
152704
152704
152704
D
NORTHERN TRUST
COM
665859104
3456
91625
91625
91625
D
ORACLE CORP
COM
68389X105
2603
331120
331120
331120
D
PEPSICO
COM
713448108
5894
159510
159510
159510
D
PFIZER INC
COM
717081103
6990
240854
240854
240854
D
PITNEY-BOWES
COM
724479100
4088
134075
134075
134075
D
POLARIS INDUSTRIES
COM
731068102
5560
89670
89670
89670
D
PROCTOR & GAMBLE
COM
742718109
4403
49260
49260
49260
D
ROYAL DUTCH PETROL.
COM
780257804
483
12025
12025
12025
D
SCHERING PLOUGH CORP
COM
806605101
275
12915
12915
12915
D
STATE STREET CORP
COM
857477103
7418
191985
191985
191985
D
TALBOTS, INC
COM
874161102
4101
146465
146465
146465
D
UNITED PARCEL SERVICE
COM
911312106
6016
96215
96215
96215
D
VIACOM CL B
COM
925524308
6720
165723
165723
165723
D
WAL-MART
COM
931142103
630
12804
12804
12804
S
REPORT SUMMARY
35
RECORDS
162070
0
OTHER MANAGERS